Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Fee and commission income	$ 580,006,276	$ 367,538,115	$ 278,976,203
Dividend and gain related to disposed investment	100,551,728	99,227,724	69,508,298
Total income	680,558,004	466,765,839	348,484,501
Net fair value change on financial assets at fair value through profit or loss and stock loan	(641,603,993)	256,460,295	684,679,252
Net fair value change on derivative financial asset	1,165,220,000
Total revenue	1,204,174,011	723,226,134	1,033,163,753
Other income	22,090,268	15,392,775	17,914,166
Operating expenses, net	(114,696,855)	(52,582,107)	(111,563,188)
Staff costs	(94,607,497)	(68,024,513)	(102,204,502)
Finance costs	(27,705,955)	(9,047,063)	(28,724,758)
PROFIT BEFORE TAX	989,253,972	608,965,226	808,585,471
Income tax expense	(158,349,518)	(83,839,597)	(135,213,625)
PROFIT FOR THE YEAR AND TOTAL COMPREHENSIVE INCOME FOR THE YEAR	830,904,454	525,125,629	673,371,846
Attributable to:
Owners of the parent	938,272,885	468,061,079	568,266,428
Non-controlling interests	(107,368,431)	57,064,550	105,105,418
PROFIT FOR THE YEAR AND TOTAL COMPREHENSIVE INCOME FOR THE YEAR	830,904,454	525,125,629	673,371,846
Class A Ordinary Shares [Member]
Attributable to:
Owners of the parent	$ 69,906,757
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic, profit for the year attributable to ordinary equity holders of the parent	$ 4.34
Diluted, profit for the year attributable to ordinary equity holders of the parent	$ 4.34
Class B Ordinary Shares [Member]
Attributable to:
Owners of the parent	$ 868,366,128	$ 468,061,079	$ 568,266,428
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic, profit for the year attributable to ordinary equity holders of the parent	$ 4.34	$ 2.34	$ 2.84
Diluted, profit for the year attributable to ordinary equity holders of the parent	$ 4.34	$ 2.34	$ 2.84